Schedule of changes of allowance of credit losses, advance to suppliers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Advance To Suppliers Net
Balance at the beginning of the year	¥ 174	¥ 174
Additions
Balance at the end of the year	¥ 174	¥ 174